PRIVATE PLACEMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Private Placement
PRIVATE PLACEMENT

NOTE 4. PRIVATE PLACEMENT

Simultaneously with the closing of the Offering, the Company consummated the Private Placement of an aggregate of 7,796,842 Private Placement Warrants to the Sponsor, at a price of $1.00 per Private Placement Warrant, generating total gross proceeds of $7,796,842.

The proceeds from the sale of the Private Placement Warrants have been added to the net proceeds from the Initial Public Offering held in the Trust Account. The Private Placement Warrants are identical to the warrants sold in the Initial Public Offering, except as described in Note 7. If the Company does not complete a Business Combination within the Combination Period, the Private Placement Warrants will expire worthless.

INFINT ACQUISITION CORPORATION

NOTES TO CONDENSED FINANCIAL STATEMENTS

(Unaudited)

NOTE 4. PRIVATE PLACEMENT

Simultaneously with the closing of the Offering, the Company consummated the private placement of an aggregate of 7,796,842 Private Placement Warrants to the Sponsor, at a price of $1.00 per Private Placement Warrant, generating total gross proceeds of $7,796,842.

The proceeds from the sale of the Private Placement Warrants have been added to the net proceeds from the Initial Public Offering held in the Trust Account. The Private Placement Warrants are identical to the warrants sold in the Initial Public Offering, except as described in Note 7. If the Company does not complete a Business Combination within the Combination Period, the Private Placement Warrants will expire worthless.

INFINT ACQUISITION CORPORATION

NOTES TO FINANCIAL STATEMENTS